Schedule of Investments (unaudited)	iShares® U.S. Real Estate ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 1.7%
PS Business Parks Inc.	91,314	$16,817,299
STORE Capital Corp.	1,114,242	38,329,925
WP Carey Inc.	845,832	69,400,516
		124,547,740
Health Care REITs — 7.4%
Healthcare Realty Trust Inc.	669,912	21,196,016
Healthcare Trust of America Inc., Class A	1,002,694	33,479,953
Healthpeak Properties Inc.	2,447,616	88,334,461
Medical Properties Trust Inc.	2,707,458	63,977,233
National Health Investors Inc.	208,181	11,964,162
Omega Healthcare Investors Inc.	1,085,037	32,106,245
Physicians Realty Trust	1,000,200	18,833,766
Sabra Health Care REIT Inc.	1,038,287	14,058,406
Ventas Inc.	1,812,410	92,650,399
Welltower Inc.	1,976,312	169,508,280
		546,108,921
Hotel & Resort REITs — 0.8%
Host Hotels & Resorts Inc.(a)	3,242,022	56,378,762

Industrial REITs — 12.4%
Americold Realty Trust	1,211,220	39,715,904
Duke Realty Corp.	1,729,231	113,506,723
EastGroup Properties Inc.	184,734	42,091,642
First Industrial Realty Trust Inc.	591,568	39,161,801
Lexington Realty Trust	1,284,095	20,057,564
Prologis Inc.	3,348,533	563,759,016
Rexford Industrial Realty Inc.	687,809	55,788,188
STAG Industrial Inc.	794,664	38,112,085
		912,192,923
Mortgage REITs — 2.3%
AGNC Investment Corp.	2,383,291	35,844,697
Annaly Capital Management Inc.	6,584,126	51,487,865
Blackstone Mortgage Trust Inc., Class A	758,625	23,229,097
New Residential Investment Corp.	2,118,453	22,688,632
Starwood Property Trust Inc.	1,383,626	33,622,112
		166,872,403
Office REITs — 6.0%
Alexandria Real Estate Equities Inc.	640,286	142,758,166
Boston Properties Inc.	645,420	74,339,476
Corporate Office Properties Trust	510,010	14,264,980
Cousins Properties Inc.	675,102	27,193,109
Douglas Emmett Inc.	796,783	26,692,230
Equity Commonwealth(a)	548,972	14,218,375
Highwoods Properties Inc.	473,927	21,132,405
Hudson Pacific Properties Inc.	692,331	17,107,499
JBG SMITH Properties	518,308	14,880,623
Kilroy Realty Corp.	475,903	31,628,513
Orion Office REIT Inc.(a)	245,987	4,592,577
SL Green Realty Corp.	302,980	21,723,666
Vornado Realty Trust	721,914	30,219,320
		440,750,939
Real Estate Development — 0.3%
Howard Hughes Corp. (The)(a)	187,730	19,107,159

Real Estate Services — 4.5%
CBRE Group Inc., Class A(a)(b)	1,519,508	164,881,813
Compass Inc., Class A(a)(b)	129,334	1,175,646
Jones Lang LaSalle Inc.(a)	229,166	61,723,571
Security	Shares	Value

Real Estate Services (continued)
Opendoor Technologies Inc.(a)(b)	1,752,363	$25,602,023
Redfin Corp.(a)(b)	478,914	18,385,509
Zillow Group Inc., Class A(a)(b)	166,200	10,340,964
Zillow Group Inc., Class C, NVS(a)(b)	773,531	49,389,954
		331,499,480
Research & Consulting Services — 1.9%
CoStar Group Inc.(a)	1,793,163	141,713,672

Residential REITs — 15.2%
American Campus Communities Inc.	631,832	36,197,655
American Homes 4 Rent, Class A	1,288,097	56,173,910
Apartment Income REIT Corp.	712,790	38,968,229
AvalonBay Communities Inc.	634,481	160,263,556
Camden Property Trust	464,033	82,913,417
Equity LifeStyle Properties Inc.	776,231	68,044,410
Equity Residential.	1,549,476	140,227,578
Essex Property Trust Inc.	295,535	104,096,293
Invitation Homes Inc.	2,709,571	122,851,949
Mid-America Apartment Communities Inc.	522,780	119,946,643
Sun Communities Inc.	526,563	110,562,433
UDR Inc.	1,319,601	79,162,864
		1,119,408,937
Retail REITs — 9.3%
Brixmor Property Group Inc.	1,348,463	34,264,445
Federal Realty Investment Trust	317,857	43,330,266
Kimco Realty Corp.	2,798,853	68,991,726
National Retail Properties Inc.	797,356	38,328,903
Realty Income Corp.	2,568,795	183,900,034
Regency Centers Corp.	699,628	52,716,970
Simon Property Group Inc.	1,492,033	238,382,112
Spirit Realty Capital Inc.	559,892	26,981,196
		686,895,652
Specialized REITs — 37.8%
American Tower Corp.	2,062,621	603,316,643
Crown Castle International Corp.	1,957,532	408,615,230
CubeSmart	984,309	56,017,025
CyrusOne Inc.	576,233	51,699,625
Digital Realty Trust Inc.	1,288,498	227,896,641
Equinix Inc.	391,711	331,324,832
Extra Space Storage Inc.	607,924	137,834,609
Gaming and Leisure Properties Inc.	1,028,097	50,027,200
Iron Mountain Inc.	1,314,668	68,796,576
Lamar Advertising Co., Class A	394,204	47,816,945
Life Storage Inc.	372,389	57,042,547
National Storage Affiliates Trust.	372,055	25,746,206
PotlatchDeltic Corp.	304,659	18,346,565
Public Storage	692,680	259,450,221
Rayonier Inc.	649,963	26,232,507
SBA Communications Corp.	493,901	192,137,367
VICI Properties Inc.	2,855,657	85,983,832
Weyerhaeuser Co.	3,400,967	140,051,821
		2,788,336,392
Total Common Stocks — 99.6%
(Cost: $7,240,713,619)		7,333,812,980

Schedule of Investments (unaudited) (continued)	iShares® U.S. Real Estate ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	42,579,730	$42,592,504
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	9,430,000	9,430,000
		52,022,504

Total Short -Term Investments — 0.7%
(Cost: $52,022,690)		52,022,504

Total Investments in Securities — 100.3%
(Cost: $7,292,736,309)		7,385,835,484

Other Assets, Less Liabilities — (0.3)%		(19,500,779)

Net Assets — 100.0%		$7,366,334,705

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,932,786	$40,672,961	(a)	$—	$(9,966)	$(3,277)	$42,592,504	42,579,730	$32,901	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,890,000	4,540,000	(a)	—	—	—	9,430,000	9,430,000	457		—
					$(9,966)	$(3,277)	$52,022,504		$33,358		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	693	03/18/22	$31,351	$974,526

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® U.S. Real Estate ETF
December 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$7,333,812,980	$—	$—	$7,333,812,980
Money Market Funds	52,022,504	—	—	52,022,504
	$7,385,835,484	$—	$—	$7,385,835,484
Derivative financial instruments(a)
Assets
Futures Contracts	$974,526	$—	$—	$974,526

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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